Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions				6 Months Ended	12 Months Ended
	May 29, 2020	Feb. 14, 2020	May 02, 2019	Jun. 30, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Income tax paid					€ (2,051)		€ (1,695)		€ (2,058)
Interest paid					(315)		(379)		(313)
Interest received					37		92		72
Dividends received from non-consolidated entities					0		0		1
Proceeds from disposals of investments		€ 311			918	[1]	1,224	[1]	2,163	[1]
Proceeds from sales of investments accounted for using equity method					10,370		0		0
Regeneron
Statement [Line Items]
Proceeds from sales of investments accounted for using equity method	€ 10,370
Deferred income tax on disposal of investments					115
Seprafilm [Member]
Statement [Line Items]
Proceeds from disposals of investments					311
Pharmaceuticals
Statement [Line Items]
Proceeds from disposals of investments					97
European generic business
Statement [Line Items]
Proceeds from disposals of investments									€ 1,598
Securities quoted in an active market | Alnylam Pharmaceuticals, Inc
Statement [Line Items]
Proceeds from sales of investments accounted for using equity method			€ 706				706
Securities quoted in an active market | MyoKardia, Inc
Statement [Line Items]
Proceeds from sales of investments accounted for using equity method				€ 118			€ 118
Contingent consideration relating to divestments
Statement [Line Items]
Proceeds from disposals of investments					€ 167

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price before taxes of €311 million and the divestment of certain established prescription products for €97 million before taxes, plus contingent consideration of €167 million before taxes relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.). For 2018, it includes an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.2.2.).